Financial Instruments - Schedule of Estimating an Increase or Decrease Profit or Loss (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$)
Schedule of Increase or Decrease Profit or Loss [Line Items]
Short-term investments—101% of CDI	R$ 13,238
Exposure to CDI—Assets	13,238
Related parties—100% of CDI	(1,078)
Debentures—100% of CDI	(40,740)
Exposure to CDI—Liabilities	(41,818)
Net exposure	(28,580)
Scenario I (Probable) [Member]
Schedule of Increase or Decrease Profit or Loss [Line Items]
Potential net effect on profit or loss	R$ (250)	[1]
Assets	12.76%	[1]
Short-term investments—101% of CDI	R$ 118	[1]
Exposure to CDI—Assets	R$ 118	[1]
Liability	12.63%	[1]
Related parties—100% of CDI	R$ (9)	[1]
Debentures—100% of CDI	(359)	[1]
Exposure to CDI—Liabilities	(368)	[1]
Net exposure	(250)	[1]
Scenario II +/- 25% [Member]
Schedule of Increase or Decrease Profit or Loss [Line Items]
Potential net effect on profit or loss	R$ (1,149)
Assets	15.95%
Short-term investments—101% of CDI	R$ 540
Exposure to CDI—Assets	R$ 540
Liability	15.79%
Related parties—100% of CDI	R$ (44)
Debentures—100% of CDI	(1,645)
Exposure to CDI—Liabilities	(1,688)
Net exposure	(1,149)
Scenario III +/- 50% [Member]
Schedule of Increase or Decrease Profit or Loss [Line Items]
Potential net effect on profit or loss	R$ (2,047)
Assets	19.13%
Short-term investments—101% of CDI	R$ 962
Exposure to CDI—Assets	R$ 962
Liability	18.95%
Related parties—100% of CDI	R$ (78)
Debentures—100% of CDI	(2,931)
Exposure to CDI—Liabilities	(3,009)
Net exposure	R$ (2,047)
Exposure Spot rates [Member]
Schedule of Increase or Decrease Profit or Loss [Line Items]
Assets	11.87%	[2]
Liability	11.75%	[2]

[1]	Based on the projected forecast, as of December 31, 2024, as published by the Central Bank of Brazil.
[2]	Based on spot rate, as of the date of this financial statements, as published by the Central Bank of Brazil.